Intangible Assets (Details Narrative) - USD ($)		3 Months Ended	6 Months Ended		9 Months Ended	12 Months Ended
	Jun. 18, 2024	Dec. 31, 2024	Jun. 30, 2026	Jun. 30, 2025	Sep. 24, 2024	Dec. 31, 2025	Dec. 31, 2024
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Restricted shares issued						822,592
Amortization expense			$ 0	$ 150,000		$ 300,000	$ 150,000
Extensible enumeration not disclosed flag						false
Impairment loss						$ 2,550,000	2,550,000
Intangible asset balance		$ 2,850,000	$ 0				$ 2,850,000
Predecessor [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Amortization expense					$ 0
Successor [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Amortization expense		$ 150,000
License Agreement [Member] | Novo DX Corporation [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Restricted shares issued	3,000,000
Restricted shares issued, price per share	$ 1.00
Restricted shares issued, amortized period	10 years